Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 3,747	$ 813
Short-term interest-bearing deposits	22,195	26,507
Prepaid expenses and other receivables	2,400	1,336
Assets classified as held for sale	228	5,108
Total Current Assets	28,570	33,764
Non-Current Assets
Other receivables	898
Property and equipment, net	1,158	1,539
Other assets	1,276	1,528
Total Non-Current Assets	3,332	3,067
TOTAL ASSETS	31,902	36,831
Current Liabilities
Accounts payable	303	827
Accrued expenses and other liabilities	2,538	4,001
Liability classified as held for sale		1,233
Total Current Liabilities	2,841	6,061
Non-Current Liabilities
Other long-term liabilities	499	686
Total Non-Current Liabilities	499	686
Commitments and Contingent Liabilities
TOTAL LIABILITIES	3,340	6,747
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.40 par value per share Authorized: 45,000,000 shares as of June 30, 2024 and December 31, 2023; Issued and outstanding: 20,883,312 and 18,598,555 as of June 30, 2024 and December 31, 2023, respectively;	2,385	2,137
Additional paid in capital	144,405	138,939
Foreign currency translation adjustments	1,101	1,101
Accumulated deficit	(119,329)	(112,093)
TOTAL SHAREHOLDERS’ EQUITY	28,562	30,084
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 31,902	$ 36,831